SUPPLEMENTAL SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) SUPPLEMENTAL SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE OF SUPPLEMENTAL SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
The following presents a summary of selected quarterly financial information (in thousands, except per unit data):

	Quarters ended
2014	March 31	June 30	September 30 (1)		December 31 (1)
Revenues	$213,591	$195,063	$212,676		$227,182
Gross operating margin	27,188	26,237	32,115		41,841
(Loss) income from operations	1,692	(1,134)	(15,658)		1,872
Net loss	(1,289)	(2,961)	(26,032)	(2)	(7,448)
Basic and diluted net loss per common unit	(0.06)	(0.34)	(0.49)		0.05
Basic and diluted net loss per subordinated unit	(0.06)	(0.11)	(0.49)		0.05

	Quarters ended
2013	March 31	June 30	September 30	December 31
Revenues	$144,250	$154,703	$160,629	$175,140
Gross operating margin	18,863	21,296	25,213	28,174
(Loss) income from operations	(4,317)	(2,831)	(357)	4,510
Net (loss) income	(6,382)	(6,192)	(4,069)	673
Basic net (loss) income per common unit	(0.26)	(0.65)	0.19	(0.01)
Diluted net loss per common unit	(0.26)	(0.65)	(0.14)	(0.01)
Basic and diluted net loss per subordinated unit	(0.26)	(0.27)	(0.19)	(0.01)
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(1) Due to the common control aspects in the 2015 Holdings Acquisition, the 2015 Holdings Acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods which common control existed (which began on August 4, 2014). The Partnership’s financial results retrospectively include the financial results of the Valley Wells System and the Compression Assets for all periods ending after August 4, 2014, the date of the Holdings Transaction.
(2) See Note 4.